Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia ETF Trust I
Entity Central Index Key	0001551950
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000169559
Shareholder Report [Line Items]
Fund Name	Columbia International Equity Income ETF
Trading Symbol	INEQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia International Equity Income ETF (the Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia International Equity Income ETF	$51	0.46%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrials and information technology sectors boosted the Fund’s relative results most during the annual period.

Allocations | Positions in the industrials (overweight) and information technology (overweight) sectors buoyed relative Fund results during the annual period.

Individual holdings | Fund positions in SAP, an enterprise application software company; Hitachi, an electrical equipment manufacturing company; and Siemens AG, a technology company, were among the top relative contributors to Fund relative performance.

Top Performance Detractors

Stock selection| Selections in the communication services and financials sectors hurt the Fund’s relative results during the annual period.

Allocations| Positions in the energy (overweight) and financials (underweight) sectors detracted from relative performance.

Individual holdings| Fund positions in BP, an integrated oil and gas company; Daiichi Sankyo, a pharmaceutical company; and TotalEnergies, a global integrated energy company, were among top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
	Columbia International Equity Income ETF—Net Asset Value (17,674)	MSCI EAFE Value Index (Net) (17,260)	Combined Former Indices (18,580)	MSCI EAFE Index (Net) (17,681)
06/13/16	10,000	10,000	10,000	10,000
10/16	10,427	10,511	10,451	10,231
10/17	13,048	12,950	13,169	12,629
10/18	11,972	11,953	12,134	11,763
10/19	12,696	12,612	12,922	13,062
10/20	10,705	10,289	10,963	12,165
10/21	14,087	14,231	14,564	16,324
10/22	11,978	11,905	12,406	12,569
10/23	14,456	14,061	15,065	14,379
10/24	17,674	17,260	18,580	17,681

Average Annual Return [Table Text Block]
Average Annual Total Return (%)	1 year	5 years	Since Fund Inception
Columbia International Equity Income ETF—Net Asset ValueFootnote Reference(a)Footnote Reference(b)	22.26	6.84	7.02
MSCI EAFE Value Index (Net)	22.75	6.47	6.72
Beta Advantage® International ESG Equity Income Index (Net)Footnote Reference(c)	23.34	N/A	25.10
Combined Former IndicesFootnote Reference(d)	23.34	7.53	7.66
MSCI EAFE Index (Net)	22.97	6.24	7.03
Footnote	Description
Footnote(a)	Effective June 1, 2024, in light of the changes made to the Fund’s Investment Objective and Principal Investment Strategies, the Fund no longer compares its performance to the Beta Advantage® International ESG Equity Income Index (Net). The returns of the Beta Advantage® International ESG Equity Income Index (Net) and the returns of the Combined Former Indices (Beta Advantage® Sustainable International Equity Income 100 Index and Beta Advantage® International ESG Equity Income Index) will be shown for a one-year transition period. Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index that meets new regulatory requirements.The Fund's performance is also compared to MSCI EAFE Value Index (Net), which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Footnote(b)	The Fund’s performance prior to June 1, 2024, reflects returns achieved according to different principal investment strategies. If the Fund’s strategies effective June 1, 2024 had been in place for the prior periods, results shown may have been different.
Footnote(c)	The Since Fund Inception Index performance is for the period from October 14, 2022 through October 31, 2024.
Footnote(d)	The Combined Former Indices performance represents the Fund’s Former Index (Beta Advantage® Sustainable International Equity Income 100 Index (Net)) performance for the period from June 13, 2016 to October 14, 2022 and the Fund’s other former Index (Beta Advantage® International ESG Equity Income Index (Net)) performance for the period from October 14, 2022 through October 31, 2024.

Past performance does not guarantee future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund's performance is also compared to MSCI EAFE Value Index (Net), which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.
AssetsNet	$ 26,154,700
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 65,460
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$26,154,700
Total number of portfolio holdings	101
Investment management fees (represents 0.45% of Fund average net assets)	$65,460
Portfolio turnover for the reporting period	92%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

SAP SE (Germany)	4.9%
Siemens AG (Germany)	4.9%
Shell PLC (United States)	4.2%
TotalEnergies SE (France)	4.1%
Sumitomo Mitsui Financial Group, Inc. (Japan)	4.1%
BP PLC (United States)	3.9%
Tokio Marine Holdings, Inc. (Japan)	3.3%
ITOCHU Corp. (Japan)	3.1%
Daiichi Sankyo Co. Ltd. (Japan)	2.9%
Investor AB Class B (Sweden)	2.7%

Sector Allocation

Value	Value
Real Estate	1.8%
Utilities	3.4%
Communication Services	3.5%
Consumer Staples	3.8%
Materials	3.9%
Consumer Discretionary	6.0%
Health Care	7.2%
Information Technology	10.8%
Energy	15.4%
Industrials	20.4%
Financials	23.1%

Geographic Allocation

Value	Value
Other	9.3%
Spain	2.3%
Norway	2.4%
Hong Kong	2.5%
Netherlands	2.6%
Italy	3.1%
France	4.4%
United States	8.4%
Sweden	12.9%
Germany	18.3%
Japan	33.4%

Largest Holdings [Text Block]
SAP SE (Germany)	4.9%
Siemens AG (Germany)	4.9%
Shell PLC (United States)	4.2%
TotalEnergies SE (France)	4.1%
Sumitomo Mitsui Financial Group, Inc. (Japan)	4.1%
BP PLC (United States)	3.9%
Tokio Marine Holdings, Inc. (Japan)	3.3%
ITOCHU Corp. (Japan)	3.1%
Daiichi Sankyo Co. Ltd. (Japan)	2.9%
Investor AB Class B (Sweden)	2.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/investment-products/exchange-traded-funds/ or upon request at 1‑800‑426‑3750.

On June 1, 2024 (Effective Date), the Fund’s name was changed to Columbia International Equity Income ETF. Also, as of the Effective Date, the Fund changed its objective, the Fund changed  from an index tracking (passively managed) ETF to a non-index tracking (actively managed) ETF and the Fund’s principal investment strategies were revised to reflect the Fund’s new investment selection process in constructing the Fund’s portfolio and to eliminate certain Environmental, Social and Governance (ESG)-related industry exclusions.The Fund amended its Prospectus’ Principal Risks by removing Correlation/Tracking Error Risk, Index Methodology and Provider Risk and Passive Investment Risk, by adding Active Management Risk and by revising Environmental, Social and Governance Investment Research Tools Risk.

Material Fund Change Name [Text Block]	the Fund’s name was changed to Columbia International Equity Income ETF.
Material Fund Change Objectives [Text Block]	Also, as of the Effective Date, the Fund changed its objective, the Fund changed from an index tracking (passively managed) ETF to a non-index tracking (actively managed) ETF and the Fund’s principal investment strategies were revised to reflect the Fund’s new investment selection process in constructing the Fund’s portfolio and to eliminate certain Environmental, Social and Governance (ESG)-related industry exclusions.
Material Fund Change Risks Change [Text Block]	The Fund amended its Prospectus’ Principal Risks by removing Correlation/Tracking Error Risk, Index Methodology and Provider Risk and Passive Investment Risk, by adding Active Management Risk and by revising Environmental, Social and Governance Investment Research Tools Risk.
Summary of Change Legend [Text Block]	This is a summary of the changes to the Fund.
Updated Prospectus Phone Number	1‑800‑426‑3750
Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/exchange-traded-funds/
C000169560
Shareholder Report [Line Items]
Fund Name	Columbia U.S. Equity Income ETF
Trading Symbol	EQIN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia U.S. Equity Income ETF (the Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia U.S. Equity Income ETF	$40	0.35%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and consumer discretionary sectors boosted the Fund’s relative results most during the annual period.

Allocations | Positions in the health care (underweight) and information technology (overweight) sectors buoyed relative Fund results during the annual period.

Individual holdings | Fund positions in Broadcom, a semiconductor chip company; Lam Research, a semiconductor equipment company; and AT&T, a telecommunications company, were among the top relative contributors to Fund relative performance.

Top Performance Detractors

Stock selection| Selections in the financials and energy sectors hurt the Fund’s relative results during the annual period.

Allocations| Positions in the energy (overweight) and financials (underweight) sectors detracted from relative performance.

Individual holdings| Fund positions in Schlumberger, an energy technology company; PepsiCo, a beverages, food and snack company; and Chevron, an oil and gas company, were among top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
	Columbia U.S. Equity Income ETF—Net Asset Value (27,004)	MSCI USA Value Index (22,886)	Combined Former Indices (27,902)	Russell 3000® Index (30,326)
06/13/16	10,000	10,000	10,000	10,000
10/16	10,547	10,285	10,558	10,227
10/17	12,801	12,265	12,878	12,680
10/18	13,357	12,701	13,487	13,516
10/19	14,585	14,107	14,760	15,339
10/20	13,391	12,919	13,580	16,896
10/21	19,964	18,438	20,375	24,313
10/22	20,208	17,606	20,694	20,297
10/23	20,960	17,364	21,538	21,998
10/24	27,004	22,886	27,902	30,326

Average Annual Return [Table Text Block]
Average Annual Total Return (%)	1 year	5 years	Since Fund Inception
Columbia U.S. Equity Income ETF—Net Asset ValueFootnote Reference(a)Footnote Reference(b)	28.84	13.11	12.57
MSCI USA Value Index	31.80	10.16	10.36
Beta Advantage® U.S. ESG Equity Income IndexFootnote Reference(c)	29.54	N/A	19.55
Combined Former IndicesFootnote Reference(d)	29.54	13.58	13.01
Russell 3000® Index	37.86	14.60	14.13
Footnote	Description
Footnote(a)	Effective June 1, 2024, in light of the changes made to the Fund’s Investment Objective and Principal Investment Strategies, the Fund no longer compares its performance to the Beta Advantage® U.S. ESG Equity Income Index. The returns of the Beta Advantage® U.S. ESG Equity Income Index and the returns of the Combined Former Indices (Beta Advantage® Sustainable U.S. Equity Income 100 Index and Beta Advantage® U.S. ESG Equity Income Index) will be shown for a one-year transition period. Effective August 1, 2024, the Fund compares its performance to the Russell 3000® Index, a broad-based performance index that meets new regulatory requirements. The Fund's performance is also compared to the MSCI USA Value Index, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Footnote(b)	The Fund’s performance prior to June 1, 2024, reflects returns achieved according to different principal investment strategies. If the Fund’s strategies effective June 1, 2024 had been in place for the prior periods, results shown may have been different.
Footnote(c)	The Since Fund Inception Index performance is for the period from October 14, 2022 through October 31, 2024.
Footnote(d)	The Combined Former Indices represents the Fund’s Former Index (Beta Advantage® Sustainable U.S. Equity Income 100 Index) performance for the period from June 13, 2016 to October 14, 2022 and the Fund’s other former Index (Beta Advantage® U.S. ESG Equity Income Index) performance for the period from October 14, 2022 through October 31, 2024.

Past performance does not guarantee future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000® Index, a broad-based performance index that meets new regulatory requirements. The Fund's performance is also compared to the MSCI USA Value Index, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.
AssetsNet	$ 99,466,070
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 214,967
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$99,466,070
Total number of portfolio holdings	101
Investment management fees (represents 0.35% of Fund average net assets)	$214,967
Portfolio turnover for the reporting period	42%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

Home Depot, Inc. (The)	4.8%
Broadcom, Inc.	4.5%
Exxon Mobil Corp.	4.4%
UnitedHealth Group, Inc.	4.3%
Coca-Cola Co. (The)	4.2%
Chevron Corp.	4.1%
PepsiCo, Inc.	3.4%
International Business Machines Corp.	2.8%
Caterpillar, Inc.	2.7%
Verizon Communications, Inc.	2.7%

Asset Allocation

Value	Value
Money Market Funds	0.3%
Exchange-Traded Equity Funds	0.7%
Common Stocks	98.9%

Sector Allocation

Value	Value
Materials	1.2%
Consumer Discretionary	6.5%
Utilities	6.8%
Communication Services	7.7%
Health Care	8.8%
Financials	10.3%
Consumer Staples	12.6%
Information Technology	14.8%
Energy	14.8%
Industrials	15.4%

Largest Holdings [Text Block]
Home Depot, Inc. (The)	4.8%
Broadcom, Inc.	4.5%
Exxon Mobil Corp.	4.4%
UnitedHealth Group, Inc.	4.3%
Coca-Cola Co. (The)	4.2%
Chevron Corp.	4.1%
PepsiCo, Inc.	3.4%
International Business Machines Corp.	2.8%
Caterpillar, Inc.	2.7%
Verizon Communications, Inc.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/investment-products/exchange-traded-funds/ or upon request at 1‑800‑426‑3750.

On June 1, 2024 (Effective Date), the Fund’s name was changed to Columbia U.S. Equity Income ETF. Also, as of the Effective Date, the Fund changed its objective, the Fund changed  from an index tracking (passively managed) ETF to a non-index tracking (actively managed) ETF and the Fund’s principal investment strategies were revised to reflect the Fund’s new investment selection process in constructing the Fund’s portfolio and to eliminate certain Environmental, Social and Governance (ESG)-related industry exclusions.The Fund amended its Prospectus’ Principal Risks by removing Correlation/Tracking Error Risk, Index Methodology and Provider Risk and Passive Investment Risk, by adding Active Management Risk and by revising Environmental, Social and Governance Investment Research Tools Risk.

Material Fund Change Name [Text Block]	On June 1, 2024 (Effective Date), the Fund’s name was changed to Columbia U.S. Equity Income ETF.
Material Fund Change Objectives [Text Block]	Also, as of the Effective Date, the Fund changed its objective, the Fund changed from an index tracking (passively managed) ETF to a non-index tracking (actively managed) ETF and the Fund’s principal investment strategies were revised to reflect the Fund’s new investment selection process in constructing the Fund’s portfolio and to eliminate certain Environmental, Social and Governance (ESG)-related industry exclusions.
Material Fund Change Risks Change [Text Block]	The Fund amended its Prospectus’ Principal Risks by removing Correlation/Tracking Error Risk, Index Methodology and Provider Risk and Passive Investment Risk, by adding Active Management Risk and by revising Environmental, Social and Governance Investment Research Tools Risk.
Summary of Change Legend [Text Block]	This is a summary of the changes to the Fund.
Updated Prospectus Phone Number	1‑800‑426‑3750
Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/exchange-traded-funds/
C000193701
Shareholder Report [Line Items]
Fund Name	Columbia Diversified Fixed Income Allocation ETF
Trading Symbol	DIAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Diversified Fixed Income Allocation ETF (the Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Diversified Fixed Income Allocation ETF	$30	0.28%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

High-yield bonds | Positive contributions to the Fund’s performance relative to the benchmark were driven by the portfolio’s 30% target allocation to U.S. high-yield bonds. This sector performed well throughout the year as credit spreads tightened and prices rose.

Emerging market sovereign debt | Exposure to emerging market debt proved beneficial, as spreads tightened, and prices rose in sympathy with other risk assets during the period. The benchmark Bloomberg U.S. Aggregate Bond Index does not hold emerging market debt.

Global treasury ex.-U.S. | Exposure to non-U.S. Dollar global treasuries contributed to relative performance, as the U.S. dollar depreciated against the basket of foreign currencies during the annual period. The benchmark holds only U.S. dollar-denominated bonds.

Top Performance Detractors

U.S. mortgage-backed securities| The Fund’s underweight to U.S. mortgage-backed securities, relative to the benchmark, detracted from performance, as credit spreads narrowed and prices rose from historically wide (cheap) levels a year ago.

U.S. investment-grade corporate bonds| The Fund’s underweight to U.S. investment-grade corporate debt, relative to the benchmark, detracted from performance, as credit spreads narrowed to near all time tight (expensive) levels.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
	Columbia Diversified Fixed Income Allocation ETF—Net Asset Value (11,307)	Beta Advantage® Multi-Sector Bond Index (11,410)	Bloomberg U.S. Aggregate Bond Index (10,802)
10/12/17	10,000	10,000	10,000
10/17	9,970	9,996	10,005
10/18	9,738	9,757	9,800
10/19	11,122	11,132	10,927
10/20	11,757	11,834	11,604
10/21	12,012	12,113	11,548
10/22	9,754	9,774	9,737
10/23	9,959	10,022	9,772
10/24	11,307	11,410	10,802

Average Annual Return [Table Text Block]
Average Annual Total Return (%)	1 year	5 years	Since Fund Inception
Columbia Diversified Fixed Income Allocation ETF—Net Asset Value	13.54	0.33	1.76
Beta Advantage® Multi-Sector Bond Index	13.85	0.49	1.89
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.10

Past performance does not guarantee future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.
AssetsNet	$ 381,486,848
Holdings Count | Holding	545
Advisory Fees Paid, Amount	$ 1,074,521
InvestmentCompanyPortfolioTurnover	187.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$381,486,848
Total number of portfolio holdings	545
Investment management fees (represents 0.28% of Fund average net assets)	$1,074,521
Portfolio turnover for the reporting period	187%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	28%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

Uniform Mortgage-Backed Security TBA 11/15/2054 5.500%	2.7%
Uniform Mortgage-Backed Security TBA 11/15/2054 6.000%	2.7%
U.S. Treasury Bill 11/14/2024 5.201%	2.6%
U.S. Treasury Bill 12/05/2024 5.069%	2.6%
U.S. Treasury Bill 11/29/2024 5.067%	2.6%
U.S. Treasury Bill 12/26/2024 4.581%	2.6%
Uniform Mortgage-Backed Security TBA 11/15/2054 5.000%	2.0%
Uniform Mortgage-Backed Security TBA 11/15/2054 6.500%	1.6%
U.S. Treasury Bond 05/15/2042 3.250%	1.5%
Uniform Mortgage-Backed Security TBA 11/15/2054 4.500%	1.5%

Asset Allocation

Value	Value
Money Market Funds	2.1%
U.S. Treasury Obligations	9.9%
Treasury Bills	10.4%
Residential Mortgage-Backed Securities - Agency	15.0%
Foreign Government Obligations	29.6%
Corporate Bonds	44.5%

Credit Quality Allocation

Value	Value
Not rated	5.3%
B rating	10.9%
BB rating	25.2%
BBB rating	23.7%
AA rating	43.3%

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Uniform Mortgage-Backed Security TBA 11/15/2054 5.500%	2.7%
Uniform Mortgage-Backed Security TBA 11/15/2054 6.000%	2.7%
U.S. Treasury Bill 11/14/2024 5.201%	2.6%
U.S. Treasury Bill 12/05/2024 5.069%	2.6%
U.S. Treasury Bill 11/29/2024 5.067%	2.6%
U.S. Treasury Bill 12/26/2024 4.581%	2.6%
Uniform Mortgage-Backed Security TBA 11/15/2054 5.000%	2.0%
Uniform Mortgage-Backed Security TBA 11/15/2054 6.500%	1.6%
U.S. Treasury Bond 05/15/2042 3.250%	1.5%
Uniform Mortgage-Backed Security TBA 11/15/2054 4.500%	1.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/exchange-traded-funds/
C000202583
Shareholder Report [Line Items]
Fund Name	Columbia Multi-Sector Municipal Income ETF
Trading Symbol	MUST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Multi-Sector Municipal Income ETF (the Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Multi-Sector Municipal Income ETF	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Security selection | Selections in local general obligation and electric bonds, bonds rated AA and bonds with 17-22 years to maturity contributed to performance relative to the benchmark.

Top Performance Detractors

Security selection| Selections in bonds rated BBB and A, hospital, leasing and industrial development revenue/pollution control revenue (IDR/PCR) bonds and bonds with 8-17 and 22-25 years to maturity detracted from performance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
	Columbia Multi-Sector Municipal Income ETF—Net Asset Value (11,747)	Beta Advantage® Multi-Sector Municipal Bond Index (11,809)	Bloomberg Municipal Bond Index (11,539)
10/10/18	10,000	10,000	10,000
10/18	10,010	10,006	10,008
10/19	11,053	11,035	10,951
10/20	11,475	11,402	11,344
10/21	11,946	11,869	11,643
10/22	10,492	10,423	10,248
10/23	10,748	10,745	10,519
10/24	11,747	11,809	11,539

Average Annual Return [Table Text Block]
Average Annual Total Return (%)	1 year	5 years	Since Fund Inception
Columbia Multi-Sector Municipal Income ETF—Net Asset Value	9.30	1.23	2.69
Beta Advantage® Multi-Sector Municipal Bond Index	9.90	1.37	2.78
Bloomberg Municipal Bond Index	9.70	1.05	2.39

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.
AssetsNet	$ 407,799,126
Holdings Count | Holding	578
Advisory Fees Paid, Amount	$ 918,433
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$407,799,126
Total number of portfolio holdings	578
Investment management fees (represents 0.23% of Fund average net assets)	$918,433
Portfolio turnover for the reporting period	26%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top States

New York	17.4%
Texas	10.0%
New Jersey	9.3%
Illinois	8.3%
Pennsylvania	5.8%
Colorado	5.5%
Florida	5.5%
Connecticut	4.2%
Michigan	3.1%
Ohio	3.0%

Credit Quality Allocation

Value	Value
Not rated	0.6%
B rating	0.4%
BB rating	7.0%
BBB rating	7.3%
A rating	33.8%
AA rating	40.7%
AAA rating	8.8%

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
New York	17.4%
Texas	10.0%
New Jersey	9.3%
Illinois	8.3%
Pennsylvania	5.8%
Colorado	5.5%
Florida	5.5%
Connecticut	4.2%
Michigan	3.1%
Ohio	3.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/exchange-traded-funds/
C000213611
Shareholder Report [Line Items]
Fund Name	Columbia Research Enhanced Core ETF
Trading Symbol	RECS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Research Enhanced Core ETF (the Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced Core ETF	$18	0.15%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary, health care and communication services sectors were the top three contributors to stock selection.

Allocations | Sector allocation within the consumer discretionary, industrials and real estate sectors were the top three contributing sectors to relative performance.

Individual holdings | Top individual contributors to relative performance were Amazon.com, Inc., Microsoft Corp. and Solventum Corp.

Top Performance Detractors

Stock selection| Selections in the information technology, industrial and financial sectors were the largest detractors to stock selection.

Allocations| Sector allocation within the information technology, financials and communication services sectors were the top three detracting sectors to relative performance.

Individual holdings| Bottom individual detractors to relative performance were NVIDIA Corp., 3M Co. and Ameriprise Financial, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
	Columbia Research Enhanced Core ETF—Net Asset Value (21,685)	Beta Advantage® Research Enhanced U.S. Equity Index (21,950)	Russell 1000® Index (20,605)
09/25/19	10,000	10,000	10,000
10/19	10,252	10,256	10,246
10/20	11,054	11,073	11,359
10/21	16,017	16,097	16,301
10/22	14,324	14,420	13,631
10/23	15,546	15,674	14,924
10/24	21,685	21,950	20,605

Average Annual Return [Table Text Block]
Average Annual Total Return (%)	1 year	5 years	Since Fund Inception
Columbia Research Enhanced Core ETF—Net Asset Value	39.49	16.16	16.38
Beta Advantage® Research Enhanced U.S. Equity Index	40.04	16.44	16.64
Russell 1000® Index	38.07	15.00	15.21

Past performance does not guarantee future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.
AssetsNet	$ 1,254,054,188
Holdings Count | Holding	369
Advisory Fees Paid, Amount	$ 876,291
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,254,054,188
Total number of portfolio holdings	369
Investment management fees (represents 0.15% of Fund average net assets)	$876,291
Portfolio turnover for the reporting period	49%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

Apple, Inc.	8.4%
NVIDIA Corp.	8.1%
Microsoft Corp.	7.6%
Amazon.com, Inc.	4.9%
JPMorgan Chase & Co.	3.5%
Meta Platforms, Inc. Class A	3.0%
Johnson & Johnson	2.5%
Alphabet, Inc. Class A	2.4%
Procter & Gamble Co. (The)	2.0%
Alphabet, Inc. Class C	2.0%

Asset Allocation

Value	Value
Money Market Funds	0.5%
Exchange-Traded Equity Funds	1.7%
Common Stocks	97.8%

Sector Allocation

Value	Value
Materials	2.4%
Real Estate	2.5%
Utilities	2.5%
Energy	3.4%
Consumer Staples	5.7%
Consumer Discretionary	8.3%
Communication Services	8.7%
Industrials	9.5%
Health Care	11.2%
Financials	13.6%
Information Technology	30.0%

Largest Holdings [Text Block]
Apple, Inc.	8.4%
NVIDIA Corp.	8.1%
Microsoft Corp.	7.6%
Amazon.com, Inc.	4.9%
JPMorgan Chase & Co.	3.5%
Meta Platforms, Inc. Class A	3.0%
Johnson & Johnson	2.5%
Alphabet, Inc. Class A	2.4%
Procter & Gamble Co. (The)	2.0%
Alphabet, Inc. Class C	2.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/exchange-traded-funds/
C000213612
Shareholder Report [Line Items]
Fund Name	Columbia Research Enhanced Value ETF
Trading Symbol	REVS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Research Enhanced Value ETF (the Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced Value ETF	$22	0.19%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary, financials and information technology sectors were the top three contributors to stock selection.

Allocations | Sector allocation within the information technology, real estate and health care sectors were the top three contributing sectors to relative performance.

Individual holdings | Top individual contributors to relative performance were Realty Income Corp., Flagstar Financial Inc. and FedEx Corp.

Top Performance Detractors

Stock selection| Selections in the health care, materials and real estate sectors were the largest detractors to stock selection.

Allocations| Sector allocation within the financials, energy and consumer discretionary sectors were the top three detracting sectors to relative performance.

Individual holdings| Bottom individual detractors to relative performance were JPMorgan Chase & Co., Spirit Realty Capital and Bank of America Corp.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
	Columbia Research Enhanced Value ETF—Net Asset Value (17,567)	Beta Advantage® Research Enhanced U.S. Value Index (17,759)	Russell 1000® Value Index (16,487)	Russell 1000® Index (20,605)
09/25/19	10,000	10,000	10,000	10,000
10/19	10,202	10,206	10,172	10,246
10/20	9,370	9,390	9,403	11,359
10/21	13,631	13,652	13,517	16,301
10/22	12,996	13,048	12,571	13,631
10/23	13,258	13,333	12,588	14,924
10/24	17,567	17,759	16,487	20,605

Average Annual Return [Table Text Block]
Average Annual Total Return (%)	1 year	5 years	Since Fund Inception
Columbia Research Enhanced Value ETF—Net Asset ValueFootnote Reference(a)	32.50	11.48	11.68
Beta Advantage® Research Enhanced U.S. Value Index	33.20	11.72	11.90
Russell 1000® Value Index	30.98	10.14	10.29
Russell 1000® Index	38.07	15.00	15.21
Footnote	Description
Footnote(a)	Effective August 1, 2024, the Fund compares its performance to the Russell 1000® Index, a broad-based performance index that meets new regulatory requirements. The Fund's performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Prior Market Index Comparison [Text Block]	The Fund's performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.
AssetsNet	$ 66,046,104
Holdings Count | Holding	312
Advisory Fees Paid, Amount	$ 80,724
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$66,046,104
Total number of portfolio holdings	312
Investment management fees (represents 0.19% of Fund average net assets)	$80,724
Portfolio turnover for the reporting period	62%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

Johnson & Johnson	5.0%
JPMorgan Chase & Co.	4.8%
Cisco Systems, Inc.	3.4%
Exxon Mobil Corp.	3.1%
Bank of America Corp.	2.8%
Philip Morris International, Inc.	2.6%
Wells Fargo & Co.	2.2%
Caterpillar, Inc.	1.8%
Chevron Corp.	1.5%
Medtronic PLC	1.5%

Asset Allocation

Value	Value
Money Market Funds	0.6%
Exchange-Traded Equity Funds	1.3%
Common Stocks	98.0%

Sector Allocation

Value	Value
Communication Services	4.2%
Real Estate	4.5%
Materials	4.6%
Utilities	4.9%
Consumer Discretionary	6.0%
Energy	6.6%
Consumer Staples	8.2%
Information Technology	9.3%
Industrials	14.7%
Health Care	14.9%
Financials	20.1%

Largest Holdings [Text Block]
Johnson & Johnson	5.0%
JPMorgan Chase & Co.	4.8%
Cisco Systems, Inc.	3.4%
Exxon Mobil Corp.	3.1%
Bank of America Corp.	2.8%
Philip Morris International, Inc.	2.6%
Wells Fargo & Co.	2.2%
Caterpillar, Inc.	1.8%
Chevron Corp.	1.5%
Medtronic PLC	1.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/exchange-traded-funds/
C000230513
Shareholder Report [Line Items]
Fund Name	Columbia Short Duration Bond ETF
Trading Symbol	SBND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Short Duration Bond ETF (the Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Short Duration Bond ETF	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | The Fund attempts to passively mirror the Beta Advantage® Short Term Bond Index and therefore maintained similar exposures as those of the index, which utilizes rules-based filters to screen the short-term bond investment universe. The Fund invests in a sampling of the universe but there were no material deviations to relative exposures from an issuer, sector, duration and yield curve positioning perspective. All sectors contributed positively to total return.

Corporate credit | Investment-grade and high-yield corporate bonds, which combined make up approximately 50% of the Fund’s portfolio, were the biggest contributors relative to the index. Within investment-grade corporates, the best performing subsectors were non-corporates and utilities. Security selection within investment-grade corporates was the primary contributor to relative performance.

Top Performance Detractors

Interest rate positioning| The Fund’s average duration remained close to the index’s duration, which is typically around three years. Duration positioning was slightly negative relative to the index but each sector’s contribution to duration (CTD) had varying impacts. Corporate credit and emerging market debt contributed positively, while structured credit and high-yield sectors had a slightly negative impact.

Agency mortgage-backed securities| Performance for the Fund’s agency mortgage-backed security holdings had a slightly negative impact on relative performance, from both interest rate risk and sector allocation.

Asset-backed securities and commercial-mortgage-backed securities| Sector allocation and security selection detracted slightly from relative performance.

Emerging market debt| Both sector allocation and security selection detracted slightly from relative performance.

High-yield corporate bonds| Security selection was a detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
	Columbia Short Duration Bond ETF—Net Asset Value (10,295)	Beta Advantage® Short Term Bond Index (10,252)	Bloomberg U.S. 1-5 Year Credit Index (10,339)	Bloomberg U.S. Aggregate Bond Index (9,252)
09/21/21	10,000	10,000	10,000	10,000
10/21	9,930	9,943	9,930	9,890
10/22	9,040	8,934	9,171	8,339
10/23	9,397	9,310	9,534	8,369
10/24	10,295	10,252	10,339	9,252

Average Annual Return [Table Text Block]
Average Annual Total Return (%)	1 year	Since Fund Inception
Columbia Short Duration Bond ETF—Net Asset ValueFootnote Reference(a)	9.56	0.94
Beta Advantage® Short Term Bond Index	10.11	0.80
Bloomberg U.S. 1-5 Year Credit Index	8.45	1.08
Bloomberg U.S. Aggregate Bond Index	10.55	-2.47
Footnote	Description
Footnote(a)	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund's performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.
AssetsNet	$ 55,581,900
Holdings Count | Holding	556
Advisory Fees Paid, Amount	$ 133,703
InvestmentCompanyPortfolioTurnover	169.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$55,581,900
Total number of portfolio holdings	556
Investment management fees (represents 0.25% of Fund average net assets)	$133,703
Portfolio turnover for the reporting period	169%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	30%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

U.S. Treasury Bill 11/14/2024 5.201%	7.2%
Uniform Mortgage-Backed Security TBA 11/15/2039 2.000%	1.6%
Uniform Mortgage-Backed Security TBA 11/15/2039 5.000%	1.3%
Uniform Mortgage-Backed Security TBA 11/15/2039 2.500%	1.2%
Uniform Mortgage-Backed Security TBA 11/15/2039 3.000%	1.0%
Uniform Mortgage-Backed Security TBA 11/15/2039 4.500%	0.9%
Uniform Mortgage-Backed Security TBA 11/15/2039 3.500%	0.9%
Brazilian Government International Bond 05/30/2029 4.500%	0.9%
Uniform Mortgage-Backed Security TBA 11/15/2039 5.500%	0.9%
Industrial & Commercial Bank of China Ltd. 09/21/2025 4.875%	0.8%

Asset Allocation

Value	Value
Money Market Funds	2.8%
Treasury Bills	7.2%
Residential Mortgage-Backed Securities - Agency	10.0%
Foreign Government Obligations	19.3%
Corporate Bonds	49.4%
Commercial Mortgage-Backed Securities - Non-Agency	9.9%
Asset-Backed Securities - Non-Agency	10.2%

Credit Quality Allocation

Value	Value
Not rated	5.3%
B rating	0.2%
BB rating	25.8%
BBB rating	38.5%
A rating	1.4%
AA rating	34.7%

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
U.S. Treasury Bill 11/14/2024 5.201%	7.2%
Uniform Mortgage-Backed Security TBA 11/15/2039 2.000%	1.6%
Uniform Mortgage-Backed Security TBA 11/15/2039 5.000%	1.3%
Uniform Mortgage-Backed Security TBA 11/15/2039 2.500%	1.2%
Uniform Mortgage-Backed Security TBA 11/15/2039 3.000%	1.0%
Uniform Mortgage-Backed Security TBA 11/15/2039 4.500%	0.9%
Uniform Mortgage-Backed Security TBA 11/15/2039 3.500%	0.9%
Brazilian Government International Bond 05/30/2029 4.500%	0.9%
Uniform Mortgage-Backed Security TBA 11/15/2039 5.500%	0.9%
Industrial & Commercial Bank of China Ltd. 09/21/2025 4.875%	0.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/exchange-traded-funds/
C000234649
Shareholder Report [Line Items]
Fund Name	Columbia Semiconductor and Technology ETF
Trading Symbol	SEMI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Semiconductor and Technology ETF (the Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Semiconductor and Technology ETF	$91	0.74%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the semiconductor & semiconductor equipment sector was the largest contributor to stock selection.

Allocations | Industry allocation within the electronic equipment instruments & components, technology hardware storage and semiconductors & semiconductor equipment sectors contributed to relative performance.

Individual holdings | Notable individual contributors to relative performance were Semtech Corp., Intel Corp. and GlobalFoundries.

Top Performance Detractors

Stock selection| Selection in the electronic equipment instruments & components sector was the largest detractor to stock selection.

Allocations| Industry allocation within the interactive media & services and electrical equipment sectors were the top detracting industries to relative performance.

Individual holdings| Notable individual detractors to relative performance were NVIDIA Corp., STMicroelectronics and Indie Semiconductor, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
	Columbia Semiconductor and Technology ETF—Net Asset Value (12,728)	PHLX Semiconductor Sector Index (14,396)	S&P 500 Index (12,986)
03/29/22	10,000	10,000	10,000
10/22	7,440	6,779	8,543
10/23	8,812	9,268	9,409
10/24	12,728	14,396	12,986

Average Annual Return [Table Text Block]
Average Annual Total Return (%)	1 year	Since Fund Inception
Columbia Semiconductor and Technology ETF—Net Asset Value	44.43	9.74
PHLX Semiconductor Sector Index	55.32	15.06
S&P 500 Index	38.02	10.58

Past performance does not guarantee future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.
AssetsNet	$ 38,225,544
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 270,763
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$38,225,544
Total number of portfolio holdings	29
Investment management fees (represents 0.75% of Fund average net assets)	$270,763
Portfolio turnover for the reporting period	60%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

NVIDIA Corp.	20.1%
Broadcom, Inc.	15.3%
Lam Research Corp.	6.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Analog Devices, Inc.	4.5%
Applied Materials, Inc.	4.1%
KLA Corp.	3.8%
NXP Semiconductors NV	3.7%
ASML Holding NV	3.7%
Monolithic Power Systems, Inc.	3.3%

Sector Allocation

Value	Value
Information Technology	96.5%

Sub-Industry Allocation

Value	Value
Technology Hardware, Storage & Peripherals	0.3%
Software	3.3%
Semiconductors & Semiconductor Equipment	92.9%

Largest Holdings [Text Block]
NVIDIA Corp.	20.1%
Broadcom, Inc.	15.3%
Lam Research Corp.	6.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Analog Devices, Inc.	4.5%
Applied Materials, Inc.	4.1%
KLA Corp.	3.8%
NXP Semiconductors NV	3.7%
ASML Holding NV	3.7%
Monolithic Power Systems, Inc.	3.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/investment-products/exchange-traded-funds/ or upon request at 1‑800‑426‑3750.

On August 12, 2024 (the Effective Date), the Fund’s name was changed to Columbia Semiconductor and Technology ETF. Also, as of the Effective Date, the Fund’s principal investment strategies were revised to reflect the new portfolio management team’s investment process for selecting investments for the Fund.

Material Fund Change Name [Text Block]	On August 12, 2024 (the Effective Date), the Fund’s name was changed to Columbia Semiconductor and Technology ETF.
Material Fund Change Objectives [Text Block]	Also, as of the Effective Date, the Fund’s principal investment strategies were revised to reflect the new portfolio management team’s investment process for selecting investments for the Fund.
Summary of Change Legend [Text Block]	This is a summary of the changes to the Fund.
Updated Prospectus Phone Number	1‑800‑426‑3750
Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/exchange-traded-funds/